Settlement Processing Assets and Obligations	12 Months Ended
May. 31, 2015
Offsetting [Abstract]
Settlement Processing Assets and Obligations
SETTLEMENT PROCESSING ASSETS AND OBLIGATIONS

Funds settlement refers to the process of transferring funds for sales and credits between card issuers and merchants. For transactions processed on our systems, we use our internal network to provide funding instructions to financial institutions that in turn fund the merchants. We process funds settlement under two models, a sponsorship model and a direct membership model.

Under the sponsorship model, we are designated as a Merchant Service Provider by MasterCard and an Independent Sales Organization by Visa, which means that member clearing banks ("Member") sponsor us and require our adherence to the standards of the payment networks. In certain markets, we have sponsorship or depository and clearing agreements with financial institution sponsors. These agreements allow us to route transactions under the Members' control and identification numbers to clear credit card transactions through MasterCard and Visa. In this model, the standards of the payment networks restrict us from performing funds settlement or accessing merchant settlement funds, and, instead, require that these funds be in the possession of the Member until the merchant is funded.

Under the direct membership model, we are members in various payment networks, allowing us to process and fund transactions without third-party sponsorship. In this model, we route and clear transactions directly through the card brand’s network and are not restricted from performing funds settlement. Otherwise, we process these transactions similarly to how we process transactions in the sponsorship model. We are required to adhere to the standards of the payment networks in which we are direct members. We maintain relationships with financial institutions, which may also serve as our Member sponsors for other card brands or in other markets, to assist with funds settlement.

Timing differences, interchange fees, Merchant Reserves and exception items cause differences between the amount received from the payment networks and the amount funded to the merchants. These intermediary balances arising in our settlement process for direct merchants are reflected as settlement processing assets and obligations on our consolidated balance sheets. Settlement processing assets and obligations include the components outlined below:

•	Interchange reimbursement - our receivable from merchants for the portion of the discount fee related to reimbursement of the interchange fee.

•	Receivable from Members - our receivable from the Members for transactions in which we have advanced funding to the Members to fund merchants in advance of receipt of funding from networks.

•	Receivable from networks - our receivable from a payment network for transactions processed on behalf of merchants where we are a direct member of that particular network.

•	Exception items - items such as customer chargeback amounts received from merchants.

•	Merchant Reserves - reserves held to minimize contingent liabilities associated with losses that may occur under the merchant agreement.

•	Liability to Members - our liability to the Members for transactions for which funding from the payment network has been received by the Members but merchants have not yet been funded.

•	Liability to merchants - our liability to merchants for transactions that have been processed but not yet funded where we are a direct member of a particular payment network.

•
Reserve for operating losses - our allowance for charges or losses that we are not able to collect from the merchants due to merchant fraud, insolvency, bankruptcy or any other merchant-related reason.

•	Reserves for sales allowances.

We apply offsetting to our settlement processing assets and obligations where legal right of offset exists. In the sponsorship model, we apply offsetting by Member because the Member is ultimately responsible for funds settlement. With these Member transactions, we do not have access to the gross proceeds of the receivable from the payment networks and, thus, do not have a direct obligation or any ability to satisfy the payable to fund the merchant. In these situations, we apply offsetting to determine a net position with each Member sponsor. If that net position is an asset, we reflect the net amount in settlement processing assets on our consolidated balance sheet, and we present the individual components in the settlement processing assets table below. If that net position is a liability, we reflect the net amount in settlement processing obligations on our consolidated balance sheet, and we present the individual components in the settlement processing obligations table below. In the direct membership model, offsetting is not applied, and the individual components are presented as an asset or obligation based on the nature of that component.

During the year ended May 31, 2015, we changed from the sponsorship model to a direct membership model in certain of our markets. As a result, for these markets, we have recorded the gross positions of settlement processing assets and obligations at May 31, 2015 in our consolidated balance sheet; whereas these positions were reflected on a net basis in the prior year.

As of May 31, 2015 and 2014, settlement processing assets and obligations consisted of the following:

	2015	2014

	(in thousands)
Settlement processing assets:
Interchange reimbursement	$186,660	$217,806
Receivable from Members	294,837	206,322
Receivable from networks	1,919,148	430,763
Exception items	4,920	5,573
Merchant Reserves	(10,743)	(79,547)
	$2,394,822	$780,917

Settlement processing obligations:
Interchange reimbursement	$68,444	$54,459
Liability to Members	(628)	(5,490)
Liability to merchants	(1,931,390)	(407,651)
Exception items	5,331	6,313
Merchant Reserves	(169,442)	(96,622)
Reserve for operating losses	(1,286)	(1,725)
Reserve for sales allowances	(4,929)	(601)
	$(2,033,900)	$(451,317)